SUBSEQUENT EVENTS (Details) - AltC Acquisition Corp. - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 07, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A common stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares redeemed			20,849,479	20,849,479
Redemption value per share			$ 10.46	$ 10.41	$ 10.09
Value of shares redeemed			$ 215,910,000	$ 215,910,000
Subsequent events
SUBSEQUENT EVENTS
Amount withdrew for taxes and working capital purposes		$ 2,668,245
Subsequent events | Class A common stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares redeemed	710
Redemption value per share	$ 10.50
Value of shares redeemed	$ 7,458